Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Director and Officers [Member] | Accounts payable and accrued liabilities [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 300	$ 100
Director [Member]
Related Party Transaction [Line Items]
Marketing services expense	450	300
Director [Member] | Accounts payable and accrued liabilities [Member]
Related Party Transaction [Line Items]
Amounts of transaction	0	0
Key management personnel and directors [Member]
Related Party Transaction [Line Items]
Salaries and wages expense	1,200	1,200
Share-based payments	$ 7,000	$ 4,700